Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 150,258	£ 177,069
Cash collateral and settlement balances	83,256	77,222
Loans and advances at amortised cost	339,115	326,406
Reverse repurchase agreements and other similar secured lending	3,379	2,308
Trading portfolio assets	114,195	104,187
Financial assets at fair value through the income statement	133,086	149,648
Derivative financial instruments	229,236	222,538
Financial assets at fair value through other comprehensive income	65,750	52,816
Investments in associates and joint ventures	721	762
Goodwill and intangible assets	8,119	7,973
Property, plant and equipment	4,215	2,535
Current tax assets	412	798
Deferred tax assets	3,290	3,828
Retirement benefit assets	2,108	1,768
Other assets	3,089	3,425
Total Assets	1,140,229	1,133,300
Liabilities
Deposits at amortised cost	415,787	394,838
Cash collateral and settlement balances	67,341	67,522
Repurchase agreements and other similar secured borrowing	14,517	18,578
Debt securities in issue	76,369	82,286
Subordinated liabilities	18,156	20,559
Trading portfolio liabilities	36,916	37,882
Financial liabilities designated at fair value	204,326	216,834
Derivative financial instruments	229,204	219,643
Current tax liabilities	313	628
Deferred tax liabilities	23	51
Retirement benefit liabilities	348	315
Other liabilities	8,505	7,716
Provisions	2,764	2,652
Total liabilities	1,074,569	1,069,504
Equity
Called up share capital and share premium	4,594	4,311
Other equity instruments	10,871	9,632
Other reserves	4,760	5,153
Retained earnings	44,204	43,460
Total equity excluding non-controlling interests	64,429	62,556
Non-controlling interests	1,231	1,223
Total equity	65,660	63,779
Total liabilities and equity	£ 1,140,229	£ 1,133,283